S000012738 [Member] Expense Example - Western Asset Total Return Unconstrained Fund	May 31, 2025 USD ($)
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 139
Expense Example, with Redemption, 3 Years	475
Expense Example, with Redemption, 5 Years	835
Expense Example, with Redemption, 10 Years	1,850
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	1,118
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	989
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	482
Expense Example, with Redemption, 3 Years	727
Expense Example, with Redemption, 5 Years	992
Expense Example, with Redemption, 10 Years	1,746
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	595
Expense Example, with Redemption, 5 Years	1,031
Expense Example, with Redemption, 10 Years	2,048
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	652
Expense Example, with Redemption, 10 Years	$ 1,447